Fresh-Start Accounting (Details1) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended						0 Months Ended							9 Months Ended						9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended													0 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Oct. 01, 2010 Reorganization Adjustments [Member]		Oct. 01, 2010 Fair Value Adjustments [Member]		Oct. 01, 2010 Revaluation of Assets [Member]		Oct. 01, 2010 Revaluation of Liabilities [Member]		Oct. 01, 2010 Successor [Member]	Oct. 01, 2010 Successor [Member] Reorganization Adjustments [Member]		Oct. 01, 2010 Successor [Member] Fair Value Adjustments [Member]		Oct. 01, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] Reorganization Adjustments [Member]		Oct. 01, 2010 Predecessor [Member] Fair Value Adjustments [Member]		Oct. 01, 2010 Debt [Member]	Sep. 30, 2010 Debt [Member]	Oct. 01, 2010 Employee benefits [Member]	Sep. 30, 2010 Employee benefits [Member]	Oct. 01, 2010 Interest payable [Member]	Sep. 30, 2010 Interest payable [Member]	Oct. 01, 2010 Other claims [Member]	Sep. 30, 2010 Other claims [Member]	Oct. 01, 2010 Rights offering proceeds [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Exit financing proceeds, net [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Net release of restricted cash [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Total sources [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Seven year secured term loan and interest [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 ABL and letters of credit [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Rights offering fees [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Payment of administrative and professional claims [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Debt issue fees [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Claim settlements and other [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Total uses [Member] Reorganization Adjustments [Member]	Oct. 01, 2010 Inventory [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Property and equipment [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Equity in net assets of non-consolidated affiliates [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Intangible assets [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Goodwill [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Other assets [Member] Revaluation of Assets [Member]	Oct. 01, 2010 Employee benefits [Member] Revaluation of Liabilities [Member]	Oct. 01, 2010 Other liabilities [Member] Revaluation of Liabilities [Member]	Oct. 01, 2010 Non-controlling interests [Member] Fair Value Adjustments [Member]	Oct. 01, 2010 Elimination of Predecessor accumulated other comprehensive loss and other equity [Member]	Oct. 01, 2010 Term Loan [Member]	Apr. 06, 2011 Term Loan [Member]	Oct. 01, 2010 Professional Fees [Member]	Oct. 01, 2010 Successor [Member]
Fresh-Start Adjustment [Line Items]
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Assets, Current												$ 2
Reorganization Items [Abstract]
Post-petition liabilities														2,763
Liabilities Subject to Compromise																			3,121
Total post-petition liabilities and allowed claims														5,884
Excess post-petition liabilities and allowed claims	743	743
Enterprise value	2,390	2,390
Non-debt liabilities	2,751	2,751
Reorganization value	5,141	5,141																																																							5,141
Estimated fair value of assets	5,103	5,103
Preconfirmation [Abstract]
Cash and equivalents																			918
Restricted cash																			195
Accounts receivable, net																			1,086
Inventories, net																			395
Other current assets																			283
Total current assets																			2,877
Property and equipment, net																			1,812
Equity in net assets of non-consolidated affiliates																			378
Intangible assets																			6
Other non-current assets																			74
Total assets																			5,147
Short-term debt, including current portion of long-term debt																			128
Accounts payable																			1,043
Accrued employee liabilities																			196
Other current liabilities																			326
Total current liabilities																			1,693
Long-term debt																			12
Employee benefits																			632
Deferred income taxes																			175
Other non-current liabilities																			251
Liabilities subject to compromise					3,121														3,121							2,490		324		183		124
Common stock																			131	131
Stock warrants																			127	127
Additional paid-in capital																			3,407	3,407
Accumulated Deficit																			(4,684)	(4,684)
Accumulated other comprehensive loss																			(74)	(74)
Treasury stock																			(3)	(3)
Total Visteon shareholders' (deficit) equity																			(1,096)
Non-controlling interests																			359
Total shareholders' (deficit) equity																			(737)
Total liabilities and shareholders' (deficit) equity																			5,147
Fresh-Start Adjustment, Increase (Decrease), Deferred Income Tax Liabilities, Noncurrent						(5)	[1],[2]					27	[3],[4]
Employee benefits						154	[2],[5]					(63)	[3]
Fresh-Start Adjustment, Increase (Decrease), Assets [Abstract]
Cash and equivalents						(52)	[2],[6]			0	[3]																						1,250	482	105	1,837	1,660	128	49	23	10	19	1,889
Restricted cash						(105)	[2],[7]			0	[3]
Accounts receivable, net						(4)	[2],[8]			0	[3]
Inventories, net						0	[2]			4	[3],[9]
Other current assets						(11)	[10],[2]			(14)	[11],[3],[4]
Total current assets						(172)	[2]			(10)	[3]
Property and equipment, net						0	[2]			(240)	[12],[3]
Equity in net assets of non-consolidated affiliates						5	[13],[2]			13	[14],[3]
Intangible assets, net						0	[2]			361	[15],[3]
Goodwill						0	[2]			38	[16],[3]
Other noncurrent assets						13	[17],[2]			(14)	[3]
Total assets						(154)	[2]			148	[3]
Short-term debt, including current portion of long-term debt						5	[18],[2]					0	[3]
Accounts payable						0	[2]					0	[3]
Accrued employee liabilities						19	[19],[2]					3	[20],[3]
Other current liabilities						95	[2],[21]					(58)	[22],[3]
Total current liabilities						119	[2]					(55)	[3]
Long-term debt						473	[18],[2]					0	[3]
Deferred income taxes												(5)
Other non-current liabilities						(5)	[2],[23]					(39)	[22],[3],[4]
Liabilities subject to compromise						(3,121)	[2],[24]					0	[3]
Common stock															1	[2],[25]	0	[3]			(131)	[2],[25]	0	[3]
Stock warrants															41	[2],[25]	0	[3]			(127)	[2],[25]	0	[3]
Additional paid-in capital						(2,175)	[2],[25]	(169)	[25],[3]						1,232						(3,407)
Accumulated deficit						4,619	[2],[25]	65	[25],[3]
Accumulated other comprehensive loss						0	[2]	74	[25],[3]
Treasury stock						3	[2],[25]	0	[3]
Total Visteon shareholders' (deficit) equity						2,231		(30)	[3]
Non-controlling interests								308	[26],[3]
Total shareholders' (deficit) equity						2,231		278	[3]
Total liabilities and shareholders' (deficit) equity						(154)		148	[3]
Reinstatement of OPEB						154	[2],[5]
Postconfirmation [Abstract]
Cash and equivalents														866
Restricted cash														90
Accounts receivable, net														1,082
Inventories, net														399
Other current assets														258
Total current assets														2,695
Property and equipment, net														1,572
Equity in net assets of non-consolidated affiliates														396
Intangible assets														367
Goodwill														38
Other non-current assets														73
Total assets														5,141
Short-term debt, including current portion of long-term debt														133
Accounts payable														1,043
Accrued employee liabilities														218
Other current liabilities														363
Total current liabilities														1,757
Long-term Debt														485
Employee benefits														723
Deferred income taxes														197
Other non-current liabilities														207
Common stock														1
Stock warrants														41																																											41
Total Visteon shareholders' (deficit) equity														1,105																																											1,105
Non-controlling interests														667																																											667
Total shareholders' (deficit) equity														1,772
Total liabilities and shareholders' (deficit) equity														5,141
Gain on settlement of LSC		956																	956						773		106		23		54
Income Tax Benefit Due To Cancellation Of Inter Company Indebtedness With Foreign Affiliates																			5
Gain on adoption of fresh-start accounting	106																		106																									4	(240)	13	361	38	(14)	60	97	(308)	95
Net income on fresh-start adjustments	65
Fresh Start Adjustment Decrease In Restricted Cash That Was Partially Offset By Escrow																																			173
Fresh Start Adjustment Offset Of Decrease In Restricted Cash From Professional Fee Escrow																																																								68
Fresh Start Adjustments Debt Issuance Costs Capitalized						13																																																12
Time Which Opeb And Non Qualified Pension Obligations Expected To Be Paid			12 months
Liability for general unsecured and other claims			267	365		122
Paid reorganization items						23
Debt Instrument, Face Amount																																																						500	498
Debt Instrument, Unamortized Discount																																																						10	21
Reduction in liabilities for release agreement						4
Settlement per Fifth Amended Plan																			2,165						1,717		218		160		70
Income tax benefit																			5
After-tax gain on settlement of LSC																			961
Fresh Start Adjustments Fair Value Of Debt																																																									(618)
Additional paid-in capital														1,063
Fair Value Adjustments Fair Value Of Liabilities Excluding Debt																																																									(2,751)
Common Stock, Value, Outstanding																																																									1,064
Common Stock, Shares, Outstanding			52,000,000	51,000,000																																																					48,642,520
Per Share Value Of Common Stock (in dollars per share)																																																									$ 21.87
Increase in inventory before supply and spare parts offset										26
Decrease in inventory due to supply and spare parts										22
Decrease in prepaid insurance										7
Fresh Start Adjustments Increase Decrease Other Deferred Fee Amounts										2
Decrease in current deferred tax assets										5
Reorganization value in excess of fair value of assets	38	38
Decrease in deferred income tax assets, non-current										10		10
Decrease in non-current assets related to discounting										4
Decrease in current deferred income												51
Decrease in non-current deferred revenue												31
Decrease in current liabilities related to discounting												5
Decrease in non-income tax liabilities												8
Increase in non-current liabilities due to leasehold intangibles												6
Decrease in deferred tax liabilities due to foreign withholding taxes												30
Net increase in deferred tax liabilities												39
Other balance sheet adjustments												2
Net tax expense related to fresh-start adjustments	$ 41											$ 41

[1]	This adjustment reflects the deferred tax impact of certain intercompany liabilities subject to compromise that were cancelled in accordance with the Plan.
[2]	a.Records adjustments necessary to give effect to the Plan, including the receipt of cash proceeds associated with the Rights Offering and Exit Facility, settlement of liabilities subject to compromise, elimination of Predecessor equity and other transactions as contemplated under the Plan. These adjustments resulted in a pre-tax gain on the settlement of liabilities subject to compromise of $956 million in the nine-month Predecessor period ended October 1, 2010 (see explanatory note o., as follows). The Company recorded a $5 million income tax benefit attributable to cancellation of inter-company indebtedness with foreign affiliates pursuant to the Plan.
[3]	Records adjustments necessary to reflect assets and liabilities at fair value and to eliminate Accumulated deficit and Accumulated other comprehensive income/(loss). These adjustments resulted in a pre-tax gain of $106 million in the nine-month Predecessor period ended October 1, 2010. Adjustments to record assets and liabilities at fair value on the Effective Date are as follows (dollars in millions):Inventory$4Property and equipment(240)Equity in net assets of non-consolidated affiliates13Intangible assets361Goodwill38Other assets(14)Employee benefits60Other liabilities97Non-controlling interests(308)Elimination of Predecessor accumulated other comprehensive loss and other equity95Pre-tax gain on fair value adjustments$106Net tax expense related to fresh-start adjustments(41)Net income on fresh-start adjustments$65
[4]	Deferred tax impacts associated with fresh-start adjustments result from changes in the book values of tangible and intangible assets while the tax basis in such assets remains unchanged. The Company anticipates that a full valuation allowance will be maintained in the U.S.; accordingly this adjustment relates to the portion of fresh-start adjustments applicable to certain non-U.S. jurisdictions where the Company is subject to and pays income taxes. Additionally, the amount of non-U.S. accumulated earnings considered permanently reinvested was modified in connection with the adoption of fresh-start accounting, resulting in a decrease in deferred tax liabilities associated with foreign withholding taxes of approximately $30 million. Deferred tax adjustments include the following (dollars in millions):Balance Sheet Account Classification: Other current assets$2Other non-current assets10Deferred income taxes27Net increase in deferred tax liabilities39Other balance sheet adjustments2Net tax expense related to fresh-start adjustments$41
[5]	This adjustment represents the reinstatement of $154 million of other postretirement employee benefit (“OPEB”) and non-qualified pension obligations from Liabilities subject to compromise in accordance with the terms of the Plan.
[6]	This adjustment reflects the net use of cash on the Effective Date and in accordance with the Plan (dollars in millions):Rights offering proceeds$1,250Exit financing proceeds, net482Net release of restricted cash105Total sources1,837Seven year secured term loan and interest1,660ABL and letters of credit128Rights offering fees49Payment of administrative and professional claims23Debt issue fees10Claim settlements and other19Total uses1,889Net decrease in cash$(52)
[7]	The decrease in restricted cash reflects the release of $173 million of cash that was restricted under various orders of the Bankruptcy Court, partially offset by the establishment of a professional fee escrow account of $68 million.
[8]	This adjustment reflects the settlement of a receivable in connection with the Release Agreement.
[9]	Inventory was recorded at fair value and was estimated to exceed book value by approximately $26 million. Raw materials were valued at current replacement cost. Work-in-process was valued at estimated finished goods selling price less estimated disposal costs, completion costs and a reasonable profit allowance for selling effort. Finished goods were valued at estimated selling price less estimated disposal costs and a reasonable profit allowance for selling effort. Additionally, fresh-start accounting adjustments for supply and spare parts inventory items of $22 million were a partial offset.
[10]	This adjustment relates to the Rights Offering commitment premium deposit paid in July 2010.
[11]	The adjustment to other current assets includes a $7 million prepaid insurance balance and $2 million of other deferred fee amounts with no future benefit to the Successor. Additionally, this adjustment includes a $5 million decrease in deferred tax assets associated with fair value adjustments (see explanatory note aa for additional details related to deferred tax adjustments).
[12]	The Company estimates that the book value of property and equipment exceeds the fair value by $240 million after giving consideration to the highest and best use of the assets. Fair value estimates were based on a combination of the cost or market approach, as appropriate. Fair value under the market approach was based on recent sale transactions for similar assets, while fair value under the cost approach was based on the amount required to construct or purchase an asset of equal utility, considering physical deterioration, functional obsolescence and economic obsolescence.
[13]	This adjustment records additional equity in net income of non-consolidated affiliates related to the nine-month Predecessor period ended October 1, 2010.
[14]	Investments in non-consolidated affiliates were recorded at fair value primarily based on an income approach utilizing the dividend discount model. Significant assumptions included estimated future dividends for each applicable non-consolidated affiliate and discount rates.
[15]	Identifiable intangible assets are primarily comprised of developed technology, customer-related intangibles and trade names. Fair value estimates of intangible assets were based on income approaches utilizing projected financial information consistent with the Fourth Amended Disclosure Statement, as described below: •Developed technology and trade name intangible assets were valued using the relief from royalty method, which estimates the value of an intangible asset to be equal to the present value of future royalties that would be paid for the right to use the asset if it were not owned. Significant assumptions included estimated future revenues for each technology category and trade name, royalty rates, tax rates and discount rates.•Customer related intangible assets were valued using the multi-period excess earnings method, which estimates the value of an intangible asset to be equal to the present value of future earnings attributable to the asset group after recognition of required returns to other contributory assets. Significant assumptions included estimated future revenues for existing customers, retention rates based on historical experience, tax rates, discount rates, and contributory asset charges including employee intangibles.
[16]	Reorganization value in excess of the fair value allocated to identifiable tangible and intangible assets was recorded as goodwill. In adjusting the balance sheet accounts to fair value, the Company estimated excess reorganization value of approximately $38 million, which has been reflected as goodwill and was determined as follows (dollars in millions):Enterprise value$2,390Add: Estimated fair value of non-debt liabilities2,751Reorganization value5,141Less: Estimated fair value of assets5,103Reorganization value in excess of fair value of assets$38
[17]	This adjustment records $13 million of estimated debt issuance costs capitalized in connection with the exit financing facility.
[18]	This adjustment reflects the new $500 million secured term loan, net of $10 million original issuance discount and $12 million of fees paid to the lenders.
[19]	This adjustment reflects the reinstatement of OPEB and non-qualified pension obligations expected to be paid within 12 months.
[20]	The adjustments to accrued employee liabilities and employee benefits are related to the remeasurement of pension and OPEB obligations at the Effective Date, based on certain assumptions including discount rates.
[21]	This adjustment reflects the establishment of a liability for the payment of $122 million of allowed general unsecured and other claims in accordance with the Plan partially offset by $23 million of accrued reorganization items that were paid on the Effective Date and $4 million for amounts settled in connection with the Release Agreement.
[22]	The adjustments to other current and other non-current liabilities include decreases of $51 million and $31 million, respectively, to eliminate deferred revenue, which was initially recorded in connection with payments received from customers under various support and accommodation agreements. The decrease in other current liabilities also includes $5 million for discounting of future obligations, while the decrease in non-current liabilities also includes $8 million for non-income tax liabilities and $5 million for tax liabilities, partially offset by $6 million related to leasehold intangibles (see explanatory note aa for additional details related to deferred tax adjustments).
[23]	This adjustment eliminates incentive compensation accruals for terminated Predecessor compensation plans.
[24]	This adjustment reflects the settlement of liabilities subject to compromise (“LSC”) in accordance with the Plan, as shown below (dollars in millions): LSCSeptember 30, 2010 Settlement perFifth Amended Plan Gain onSettlement of LSC Debt$2,490 $1,717 $773Employee liabilities324 218 106Interest payable183 160 23Other claims124 70 54 $3,121 $2,165 $956Income tax benefit 5After-tax gain on settlement of LSC $961
[25]	The cancellation of Predecessor Visteon common stock in accordance with the Plan and elimination of corresponding shareholders’ deficit balances, are shown below (dollars in millions): Predecessor Shareholders’ Deficit September 30, 2010 ReorganizationAdjustments Fresh-StartAdjustments SuccessorShareholders’EquityOctober 1, 2010 Common stock Predecessor$131 $(131) $— $—Successor— 1 — 1Stock warrants Predecessor127 (127) — —Successor— 41 — 41Additional paid-in capital Predecessor3,407 (3,407) — —Successor— 1,232 (169) 1,063Accumulated deficit(4,684) 4,619 65 —Accumulated other comprehensive loss(74) — 74 —Treasury stock(3) 3 — —Visteon Shareholders’ (deficit) equity$(1,096) $2,231 $(30) $1,105This adjustment also reflects the issuance of Successor common stock. A reconciliation of the reorganization value of assets to the Successor’s common stock is shown below (dollars in millions, except per share amounts):Reorganization value of assets$5,141 Less: fair value of debt(618) Less: fair value of non-controlling interests(667) Less: fair value of liabilities (excluding debt)(2,751)Successor common stock and warrants$1,105 Less: fair value of warrants(41)Successor common stock$1,064 Shares outstanding at October 1, 201048,642,520Per share value$21.87The per-share value of $21.87 was utilized to determine the value of shares issued for settlement of allowed claims.
[26]	Non-controlling interests are recorded at fair value based on publicly available market values, where possible, and based on other customary valuation methodologies where publicly available market values are not possible, including comparable company and discounted cash flow models. The Company estimates that the fair value of non-controlling interests exceeds book value by $308 million.